Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

20.  Related Party Transactions

The related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders
Tencent Group (including Tencent Mobility Limited and Image Frame Investment (HK) Limited. After November 1, 2022, Tencent Group is a related party of the Company)	Principal shareholder of the Group

The Group entered into the following related party transactions:

	From November 1, 2022	For the year ended	For the year ended
	to December 31, 2022	December 31, 2023	December 31, 2024
	US$	US$	US$

Purchase of cloud service from Tencent Group	262	1,305	1,218

The Group had the following related party balances:

	As of December 31,
	2023	2024
	US$	US$

Due to Tencent Group	10	44